LEASE - Maturities of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Finance lease obligations
Within 1 year	¥ 545,457	¥ 502,261
After 1 year but within 2 years	521,945	399,200
After 2 years but within 3 years	553,473	399,843
After 3 years but within 4 years	569,126	414,126
After 4 years but within 5 years	610,207	429,902
After 5 years	7,234,194	5,905,408
Total undiscounted lease payments	10,034,402	8,050,740
Less: total future interest	(4,076,294)	(3,387,232)
Present value of finance lease obligations	5,958,108	4,663,508
Other financing obligations
Within 1 year	164,867	32,232
After 1 year but within 2 years	233,151	37,462
After 2 years but within 3 years	306,028	72,845
After 3 years but within 4 years	291,552	69,248
After 4 years but within 5 years	276,749	65,688
After 5 years	647,305	163,480
Total undiscounted lease payments	1,919,652	440,955
Less: total future interest	(497,689)	(121,742)
Less: estimated construction costs	(47,924)	(9,127)
Present value of other financing obligations	1,374,039	310,086
Total of finance lease and other financing obligations
Within 1 year	710,324	534,493
After 1 year but within 2 years	755,096	436,662
After 2 years but within 3 years	859,501	472,688
After 3 years but within 4 years	860,678	483,374
After 4 years but within 5 years	886,956	495,590
After 5 years	7,881,499	6,068,888
Total undiscounted lease payments	11,954,054	8,491,695
Less: total future interest	(4,573,983)	(3,508,974)
Less: estimated construction costs	(47,924)	(9,127)
Present value of total of finance lease and other financing obligations	7,332,147	4,973,594
Finance lease and other financing obligations, current	230,746	222,473
Finance lease and other financing obligations, non-current	7,101,401	4,751,121
Operating lease obligations
Within 1 year	140,967	97,993
After 1 year but within 2 years	123,042	72,046
After 2 years but within 3 years	101,640	64,151
After 3 years but within 4 years	101,750	64,086
After 4 years but within 5 years	105,115	64,547
After 5 years	1,411,770	880,855
Total undiscounted lease payments	1,984,284	1,243,678
Less: total future interest	(769,087)	(478,541)
Operating Lease, Liability, Total	1,215,197	765,137
Operating lease liabilities, current	73,362	55,139
Operating lease liabilities, non-current	1,141,835	709,998
Total
Within 1 year	851,291	632,486
After 1 year but within 2 years	878,138	508,708
After 2 years but within 3 years	961,141	536,839
After 3 years but within 4 years	962,428	547,460
After 4 years but within 5 years	992,071	560,137
After 5 years	9,293,269	6,949,743
Total undiscounted lease payments	13,938,338	9,735,373
Less: total future interest	(5,343,070)	(3,987,515)
Less: estimated construction costs	(47,924)	(9,127)
Present value of total obligations	8,547,344	5,738,731
Including:
Current Portion	304,108	277,612
Non-current portion	8,243,236	¥ 5,461,119
Other disclosures
Total future lease payments for additional leases that have not yet commenced, primarily for data center buildings	¥ 292,830
Minimum
Other disclosures
Lease terms	1 year
Maximum
Other disclosures
Lease terms	20 years